Significant accounting policies - Additional Information (Details) - CNY (¥) ¥ in Thousands			12 Months Ended
	Sep. 12, 2019	Sep. 06, 2019	Jun. 30, 2019
Significant Accounting Policies [Line Items]
Operating Lease Commitments, Payable			¥ 688,424
Operating Lease Minimum Lease Payments Payable			¥ 663,953
Prepayment of rental fee		¥ 540,453
Payment of Rental Fees	¥ 540,453
Favorable lease [Member]
Significant Accounting Policies [Line Items]
Amortization period			P20Y
Others
Significant Accounting Policies [Line Items]
Amortization period			P3Y
Minimum [member]
Significant Accounting Policies [Line Items]
Percent of contributions expected to be paid to plan for annual reporting period			25.30%
Minimum [member] | Student relationships
Significant Accounting Policies [Line Items]
Amortization period			P1Y
Maximum [member]
Significant Accounting Policies [Line Items]
Percent of contributions expected to be paid to plan for annual reporting period			38.64%
Maximum [member] | Student relationships
Significant Accounting Policies [Line Items]
Amortization period			P15Y